EARNINGS PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Numerator (basic) - Net income for the year	$ 1,592	$ 2,043
Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic (in shares)	505,000,000	512,000,000
Effect of dilutive securities (in millions):
Employee stock options and restricted share units (in shares)	1,000,000	1,000,000
Weighted average number of shares outstanding - diluted (in shares)	506,000,000	513,000,000
Earnings per share:
Basic (in dollars per share)	$ 3.15	$ 3.99
Diluted (in dollars per share)	$ 3.13	$ 3.97
Dilutive effect of securities on earnings per share	$ 7	$ 6
Antidilutive securities (in shares)	3,895,948	1,077,875